MARKETABLE AND NON-MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 3: MARKETABLE AND NON-MARKETABLE SECURITIES

During 2014, the Company converted $60,000 of accounts receivable initially for a convertible note from Ecologic Transportation.  Ecologic Transportation is affiliated with a former director of the Company.  The note was convertible into 600,000 shares of Ecologic Transportation common stock.  Subsequently, Ecologic Transportation merged into Peartrack Security Systems, Inc.  As of December 31, 2014, the Company held 60,000 shares in Peartrack Security Systems, Inc.  The fair value of the investment on the date of conversion was $24,000 and as of December 31, 2014 was $13,800.  This resulted in a loss on the conversion date of the accounts receivable of $36,000 in 2014, and a further unrealized loss of $10,200 at December 31, 2014. At December 31, 2015, a reduction in value to $3,600 of the security resulted in an unrealized loss of $10,200.

During 2014, the Company entered into a licensing transaction where it received 1,200,000 shares of Beta Music Group.  This investment was deemed to be an investment in nonmarketable securities and the shares were recorded at cost of $-0-.  As of December 31, 2014, the Company continues to hold 1,200,000 shares of Beta Music Group.

During 2014, the Company invested $50,000 in Cannonball Red in return for 97,500 shares with the expressed purpose of achieving new customers.  Cannonball Red is affiliated with a related party.  The Company recorded the investment at cost of $50,000 and the investment was determined to be nonmarketable securities.  Subsequent to the investment in 2014, the Company and Cannonball Red entered into an agreement where upon Cannonball Red would repurchase the investment for $60,000 at an agreed upon future date.  The parties have not agreed upon such date.  As of December 31, 2015 and 2014, the Company held 97,500 shares of Cannonball Red, and Cannonball Red does not have the resources to repurchase the securities.